Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Research and development	SFr (6,689,589)	SFr (19,210,842)	SFr (24,776,763)
General and administrative	(4,264,534)	(5,150,409)	(5,446,512)
Operating loss	(10,954,123)	(24,361,251)	(30,223,275)
Interest income	0	53,570	67,565
Interest expense	(1,070,177)	(1,640,394)	(828,547)
Foreign currency exchange loss, net	(139,870)	(824,592)	(100,097)
Revaluation gain from derivative financial instruments	1,350,071	3,372,186	291,048
Transaction costs	(520,125)	(1,026,766)	0
Loss before tax	(11,334,224)	(24,427,247)	(30,793,306)
Income tax gain/(loss)	(162,177)	17,773	131,055
Net loss attributable to owners of the Company	(11,496,401)	(24,409,474)	(30,662,251)
Items that will never be reclassified to profit or loss
Remeasurements of defined benefit liability, net of taxes of CHF 0	1,277,192	271,980	(394,102)
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0	(10,964)	50,497	(19,723)
Other comprehensive income/(loss), net of taxes of CHF 0	1,266,228	322,477	(413,825)
Total comprehensive loss attributable to owners of the Company	SFr (10,230,173)	SFr (24,086,997)	SFr (31,076,076)
Basic and diluted loss per share (in chf per share)	SFr (0.72)	SFr (5.58)	SFr (8.93)